Consolidated Statements of Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings, Unappropriated [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 114,072	$ 124,446	$ 0	$ (314)	$ 224,967	$ 463,171	$ 6,835	$ 470,006
Balance (in shares) at Dec. 31, 2008	380,239		0
Shares acquisition	0	0	(36,462)	0	0	(36,462)	0	(36,462)
Shares acquisition (in shares)	0		(26,251)
Shares retirement	(7,875)	(28,587)	36,462	0	0	0	0	0
Shares retirement (in shares)	(26,251)		26,251
Restricted stock vested	1,207	(1,207)	0	0	0	0	0	0
Restricted stock vested (in shares)	4,024		0
Share-based compensation expenses	0	8,181	0	0	0	8,181	372	8,553
New shares issued by subsidiary	0	(207)	0	0	0	(207)	1,234	1,027
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	285	0	0	0	285	1	286
Dilution gain of equity method investments	0	13	0	0	0	13	0	13
Net unrecognized actuarial loss, net of tax	0	0	0	41	0	41	(19)	(22)
Unrealized holding gains (losses) on available-for-sale marketable securities	0	0	0	(105)	0	(105)	(1)	(106)
Foreign currency translation adjustments	0	0	0	464	0	464	(1)	463
Declaration of cash dividends	0	0	0	0	(55,496)	(55,496)	0	(55,496)
Net income (loss)	0	0	0	0	39,650	39,650	(3,840)	35,810
Balance at Dec. 31, 2009	107,404	102,924	0	4	209,121	419,453	4,619	424,072
Balance (in shares) at Dec. 31, 2009	358,012		0
Shares acquisition	0	0	(10,755)	0	0	(10,755)	0	(10,755)
Shares acquisition (in shares)	0		(7,708)
Shares retirement	(2,312)	(8,443)	10,755	0	0	0	0	0
Shares retirement (in shares)	(7,708)		7,708
Restricted stock vested	1,061	(1,061)	0	0	0	0	0	0
Restricted stock vested (in shares)	3,539		0
Share-based compensation expenses	0	6,219	0	0	0	6,219	92	6,311
New shares issued by subsidiary	0	0	0	0	0	0	353	353
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	652	0	0	0	652	152	804
Net unrecognized actuarial loss, net of tax	0	0	0	201	0	201	2	(203)
Unrealized holding gains (losses) on available-for-sale marketable securities	0	0	0	1,193	0	1,193	22	1,215
Foreign currency translation adjustments	0	0	0	208	0	208	2	210
Declaration of cash dividends	0	0	0	0	(44,097)	(44,097)	0	(44,097)
Net income (loss)	0	0	0	0	33,206	33,206	(4,140)	29,066
Balance at Dec. 31, 2010	106,153	100,291	0	1,204	198,230	405,878	1,098	406,976
Balance (in shares) at Dec. 31, 2010	353,843		0
Shares acquisition	0	0	(4,627)	0	0	(4,627)	0	(4,627)
Shares acquisition (in shares)			(7,534)
Shares retirement	(34)	(91)	125	0	0	0	0	0
Shares retirement (in shares)	(114)		114
Restricted stock vested	891	(891)	0	0	0	0	0	0
Restricted stock vested (in shares)	2,971		0
Share-based compensation expenses	0	4,124	0	0	0	4,124	66	4,190
New shares issued by subsidiary	0	0	0	0	0	0	53	53
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	(382)	0	0	0	(382)	1,665	1,283
Net unrecognized actuarial loss, net of tax	0	0	0	546	0	546	27	(573)
Unrealized holding gains (losses) on available-for-sale marketable securities	0	0	0	(620)	0	(620)	(35)	(655)
Foreign currency translation adjustments	0	0	0	128	0	128	0	128
Declaration of cash dividends	0	0	0	0	(21,224)	(21,224)	0	(21,224)
Net income (loss)	0	0	0	0	10,706	10,706	(1,199)	9,507
Balance at Dec. 31, 2011	$ 107,010	$ 103,051	$ (4,502)	$ 166	$ 187,712	$ 393,437	$ 1,621	$ 395,058
Balance (in shares) at Dec. 31, 2011	356,700		(7,420)